UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-07857

                              Oppenheimer Real Asset Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  February 29, 2004 / Unaudited
--------------------------------------------------------------------------------
                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--1.5%
------------------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A,
 Cl. A2, 1.45%, 11/25/05 1                                                        $   908,550        $    909,944
------------------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
 Series 2002-3, Cl. A2A, 3.05%, 9/15/05 2                                           1,680,000           1,697,921
 Series 2002-4, Cl. A2B, 1.74%, 1/17/05 1, 2                                          156,210             156,382
------------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
 Obligations, Series 2002-1, Cl. AF1, 2.474%, 9/25/32                                 122,148             122,363
------------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
 Certificates, Series 2002-D, Cl. A2A, 2.10%, 3/15/05                                 279,338             279,882
------------------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                                227,450             228,121
------------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables
 Obligations, Series 2002-4, Cl. A2, 1.66%, 6/15/05                                   289,634             290,047
------------------------------------------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates,
 Series 2002-2, Cl. A2, 2.15%, 12/19/05                                                60,135              60,215
------------------------------------------------------------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail Installment Contracts,
 Series 2002-A, Cl. A2, 1.264%, 5/16/05 3,4                                           120,539             120,622
------------------------------------------------------------------------------------------------------------------
 MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1,
 Cl. C, 8.44%, 7/25/07 1,4                                                            295,529              59,106
------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28 1                                                          652,944             169,765
------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney Auto Loan Trust, Asset-Backed Auto Loan
 Obligations, Series 2002-1, Cl. A2, 1.83%, 9/15/05 1                                 339,795             340,391
------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
 Series 2000-14, Cl. 2, 8.61%, 9/30/08                                              3,590,865           1,330,865
------------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
 Obligations, Series 2003-A, Cl. A2, 1.28%, 8/15/05                                 1,893,704           1,895,425
------------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
 Series 2002-A, Cl. A2, 1.77%, 2/20/05 2                                              361,841             362,293
------------------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivables, Series 2002-1,
 Cl. A2, 1.88%, 6/15/05                                                               361,928             362,741
                                                                                                     -------------
 Total Asset-Backed Securities (Cost $11,331,349)                                                       8,386,083

------------------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--21.8%
------------------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--21.2%
------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--21.2%
 Federal Home Loan Mortgage Corp.:
 7%, 9/1/33                                                                         1,865,217           1,989,604
 8%, 4/1/16                                                                           462,312             497,761
 9%, 8/1/22-5/1/25                                                                    113,103             126,209
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 177, Cl. B, (5.402)%, 7/1/26 5                        2,965,292             454,190


10 | OPPENHEIMER REAL ASSET FUND



                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal Home Loan Mortgage Corp., Structured Pass-Through
 Securities, Collateralized Mtg. Obligations:
 Series H006, Cl. A1, 1.724%, 4/15/08                                             $   269,477        $    268,598
 Series T-42, Cl. A2, 5.50%, 2/25/42                                                  270,894             273,635
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 3/15/34 6                                                                      7,077,000           7,090,269
 5.50%, 3/13/34 6                                                                   1,800,000           1,841,625
 6.50%, 3/1/34 6                                                                   33,380,000          35,111,588
 7%, 11/1/33                                                                          800,355             851,812
 7%, 3/1/34 6                                                                      61,595,000          65,425,470
 8.50%, 7/1/32                                                                        208,067             225,076
                                                                                                     -------------
                                                                                                      114,155,837

------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.0%
 Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                          155,013             172,571
------------------------------------------------------------------------------------------------------------------
 PRIVATE--0.6%
------------------------------------------------------------------------------------------------------------------
 COMMERCIAL--0.6%
 Bear Stearns Commercial Mortgage Securities, Inc., Commercial
 Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                             1,296,118           1,317,284
------------------------------------------------------------------------------------------------------------------
 GE Capital Commercial Mortgage Corp., Commercial Mtg.
 Obligations, Series 2003-C1, Cl. A2, 4.093%, 1/10/38                               1,081,000           1,105,036
------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
 Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39            789,040             801,267
                                                                                                     -------------
                                                                                                        3,223,587
                                                                                                     -------------
 Total Mortgage-Backed Obligations (Cost $117,144,181)                                                117,551,995

------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--9.5%
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank Unsec. Bonds, Series EY06, 5.25%, 8/15/06                   9,286,000           9,986,072
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts., 2.875%, 12/15/06 2,7                 6,310,000           6,411,717
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 1.33% 2/23/05                                                                     24,000,000          24,002,904
 5.25%, 6/15/06 2                                                                   1,600,000           1,716,790
 5.50%, 2/15/06 2                                                                   8,000,000           8,574,616
------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 3.25%, 12/15/08                                                  785,000             802,019
                                                                                                     -------------
 Total U.S. Government Obligations (Cost $51,149,753)                                                  51,494,118

------------------------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------------------
 Quebec (Province of) Nts., 8.625% 1/19/05 (Cost $530,962)                            500,000             532,341


11 | OPPENHEIMER REAL ASSET FUND


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--27.9%
------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--4.3%
------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--0.3%
 Delphi Corp., 6.125% Nts., 5/1/04                                                $ 1,800,000        $  1,811,875
------------------------------------------------------------------------------------------------------------------
 AUTOMOBILES--1.4%
 DaimlerChrysler North America Holding Corp.:
 3.40% Nts., Series D, 12/15/04 2                                                     860,000             868,566
 6.90% Unsec. Nts., 9/1/04                                                          1,850,000           1,895,590
------------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp.:
 5.45% Nts., 4/15/04                                                                  170,000             170,693
 6.85% Nts., 6/17/04                                                                  325,000             330,200
 7.625% Unsec. Unsub. Nts., 6/15/04                                                   500,000             508,945
------------------------------------------------------------------------------------------------------------------
 General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08                       1,205,000           1,318,163
------------------------------------------------------------------------------------------------------------------
 Hertz Corp. (The):
 1.66% Nts., 8/13/04 4                                                              1,400,000           1,399,525
 6.50% Sr. Nts., 5/15/06 2                                                          1,215,000           1,283,567
                                                                                                     -------------
                                                                                                        7,775,249

------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.3%
 McDonald's Corp., 5.15% Nts., Series G, 7/1/04                                     1,700,000           1,722,260
------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.3%
 Fortune Brands, Inc., 7.125% Sr. Unsec. Nts., 11/1/04 3                            1,415,000           1,467,515
------------------------------------------------------------------------------------------------------------------
 MEDIA--1.5%
 Clear Channel Communications, Inc., 4.625% Sr. Unsec. Nts., 1/15/08                  875,000             912,885
------------------------------------------------------------------------------------------------------------------
 Cox Communications, Inc., 6.69% Nts., 9/20/04                                      1,700,000           1,746,357
------------------------------------------------------------------------------------------------------------------
 News America, Inc., 6.625% Sr. Nts., 1/9/08                                          443,000             495,571
------------------------------------------------------------------------------------------------------------------
 Time Warner Cos., Inc.:
 7.975% Nts., 8/15/04                                                               1,025,000           1,053,253
 8.18% Nts., 8/15/07                                                                  890,000           1,033,757
------------------------------------------------------------------------------------------------------------------
 Viacom, Inc., 6.40% Sr. Nts., 1/30/06 2                                              675,000             729,949
------------------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The):
 4.50% Nts., 9/15/04                                                                1,500,000           1,526,334
 6.75% Sr. Unsec. Nts., Series B, 3/30/06                                             400,000             434,697
                                                                                                     -------------
                                                                                                       7,932,803

------------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.5%
 Target Corp., 7.50% Sr. Unsec. Nts., 2/15/05                                       2,275,000           2,399,818
------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--2.3%
------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.6%
 Coca-Cola Enterprises, Inc., 6.625% Unsec. Nts., 8/1/04                              775,000             791,242
------------------------------------------------------------------------------------------------------------------
 Diageo Capital plc, 6.625% Unsec. Nts., 6/24/04                                    2,300,000           2,339,151
                                                                                                     -------------
                                                                                                        3,130,393


12 | OPPENHEIMER REAL ASSET FUND


                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.1%
 Albertson's, Inc., 6.55% Sr. Nts., 8/1/04 2                                      $   640,000        $    651,049
------------------------------------------------------------------------------------------------------------------
 Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                                            630,000             665,014
------------------------------------------------------------------------------------------------------------------
 Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                           460,000             515,800
------------------------------------------------------------------------------------------------------------------
 Safeway, Inc., 7.25% Nts., 9/15/04                                                 1,500,000           1,544,235
------------------------------------------------------------------------------------------------------------------
 Secured Finance, Inc., 9.05% Bonds, 12/15/04                                       2,000,000           2,098,554
------------------------------------------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.:
 6.55% Sr. Unsec. Nts., 8/10/04                                                       275,000             281,544
 7.50% Nts., 5/15/04                                                                  215,000             217,771
                                                                                                     -------------
                                                                                                        5,973,967

------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.6%
 ConAgra, Inc., 7.40% Sub. Nts., 9/15/04                                              150,000             154,427
------------------------------------------------------------------------------------------------------------------
 General Mills, Inc., 3.875% Nts., 11/30/07                                           515,000             526,618
------------------------------------------------------------------------------------------------------------------
 Nabisco, Inc., 6.375% Nts., 2/1/05                                                 2,500,000           2,596,383
                                                                                                     -------------
                                                                                                        3,277,428

------------------------------------------------------------------------------------------------------------------
 ENERGY--0.8%
------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.3%
 Baker Hughes, Inc., 7.875% Nts., 6/15/04                                           1,600,000           1,628,098
------------------------------------------------------------------------------------------------------------------
 OIL & GAS--0.5%
 BP America, Inc., 9.875% Debs., 3/15/04                                              585,000             586,695
------------------------------------------------------------------------------------------------------------------
 Conoco, Inc., 5.90% Sr. Unsec. Nts., 4/15/04                                       2,391,000           2,404,186
                                                                                                     -------------
                                                                                                        2,990,881

------------------------------------------------------------------------------------------------------------------
 FINANCIALS--11.6%
------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKETS--1.0%
 Bank of New York Co., Inc. (The):
 3.75% Unsec. Unsub. Nts., 2/15/08                                                    470,000             482,584
 8.50% Unsec. Sub. Nts., 12/15/04                                                   1,600,000           1,689,846
------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston, Inc. (USA), 5.75% Nts., 4/15/07                          600,000             653,481
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank Finance NV, 5.75% Sr. Unsec. Unsub. Nts., 4/13/04                      200,000             201,009
------------------------------------------------------------------------------------------------------------------
 Northern Trust Co., 7.50% Nts., 2/11/05                                            2,000,000           2,110,852
                                                                                                     -------------
                                                                                                        5,137,772

------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--2.7%
 Abbey National First Capital BV, 8.20% Sub. Nts., 10/15/04                         2,300,000           2,396,892
------------------------------------------------------------------------------------------------------------------
 AmSouth Bancorp, 7.75% Sub. Nts., 5/15/04                                          2,480,000           2,512,548
------------------------------------------------------------------------------------------------------------------
 Bank of America Corp., 3.875% Nts., 1/15/08 2                                        500,000             515,962
------------------------------------------------------------------------------------------------------------------
 Bank One Corp., 7.25% Sub. Debs., 8/15/04                                            865,000             888,516
------------------------------------------------------------------------------------------------------------------
 Fleet Boston Corp., 8% Sub. Nts., 9/15/04                                            100,000             103,571
------------------------------------------------------------------------------------------------------------------
 Fleet National Bank, 8.625% Sub. Nts., 2/15/05                                       250,000             267,995


13 | OPPENHEIMER REAL ASSET FUND


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 FleetBoston Financial Corp.:
 4.20% Nts., 11/30/07                                                             $   430,000        $    448,701
 8.125% Sub. Nts., 7/1/04                                                           1,115,000           1,139,665
------------------------------------------------------------------------------------------------------------------
 Household Finance Corp.:
 6.50% Unsec. Nts., 1/24/06                                                           515,000             557,711
 8% Nts., 8/1/04                                                                    2,000,000           2,054,984
------------------------------------------------------------------------------------------------------------------
 KeyCorp, 8% Sub. Nts., 7/1/04                                                        595,000             607,741
------------------------------------------------------------------------------------------------------------------
 NationsBank Corp., 7.75% Sub. Nts., 8/15/04                                          200,000             205,727
------------------------------------------------------------------------------------------------------------------
 PNC Bank NA, 7.875% Sub. Nts., 4/15/05 2                                             580,000             620,988
------------------------------------------------------------------------------------------------------------------
 PNC Funding Corp.:
 7% Unsec. Nts., 9/1/04                                                             1,250,000           1,285,005
 7.75% Sub. Nts., 6/1/04                                                              450,000             457,071
------------------------------------------------------------------------------------------------------------------
 US Bancorp, 8% Sub. Nts., 7/2/04                                                     140,000             143,075
------------------------------------------------------------------------------------------------------------------
 Washington Mutual, Inc., 4.375% Nts., 1/15/08                                        515,000             537,609
                                                                                                     -------------
                                                                                                       14,743,761

------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--4.1%
 American Express Co., 5.50% Nts., 9/12/06 2                                          770,000             830,375
------------------------------------------------------------------------------------------------------------------
 Associates Corp. of North America, 5.80% Sr. Nts., 4/20/04                           300,000             301,848
------------------------------------------------------------------------------------------------------------------
 Block Financial Corp., 6.75% Sr. Unsec. Nts., 11/1/04                              2,000,000           2,070,200
------------------------------------------------------------------------------------------------------------------
 Bombardier Capital, Inc., 7.50% Nts., 8/15/04 3                                    1,100,000           1,131,207
------------------------------------------------------------------------------------------------------------------
 Capital One Bank, 6.50% Sr. Nts., 7/30/04                                          1,900,000           1,939,448
------------------------------------------------------------------------------------------------------------------
 Caterpillar Financial Services Corp., 6.875% Unsec. Nts., 8/1/04                     980,000           1,002,768
------------------------------------------------------------------------------------------------------------------
 Chase Manhattan Corp.:
 5.75% Sr. Unsec. Nts., 4/15/04                                                       265,000             266,476
 6.75% Sr. Nts., Series C, 12/1/04                                                  1,000,000           1,039,233
 7.125% Sub. Debs., 3/1/05                                                            350,000             369,481
------------------------------------------------------------------------------------------------------------------
 CIT Group, Inc.:
 4.125% Sr. Nts., 2/21/06                                                             900,000             934,586
 7.125% Sr. Nts., 10/15/04                                                          1,200,000           1,243,057
------------------------------------------------------------------------------------------------------------------
 CitiFinancial, 6.50% Unsec. Nts., 8/1/04                                             100,000             102,174
------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc.:
 3.50% Nts., 2/1/08                                                                   800,000             814,151
 5.80% Sr. Unsec. Nts., 3/15/04                                                       250,000             250,393
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The):
 4.125% Nts., 1/15/08 2                                                             1,000,000           1,037,497
 7.50% Sr. Unsec. Unsub. Nts., 1/28/05                                              2,300,000           2,424,580
------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 4% Nts., 2/1/08                                             800,000             828,159
------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.:
 7.375% Sr. Unsec. Nts., 5/15/04                                                      398,000             403,063
 7.75% Sr. Unsec. Nts., 1/15/05                                                     1,940,000           2,041,365
------------------------------------------------------------------------------------------------------------------
 MBNA America Bank NA, 6.875% Nts., 7/15/04 3                                       1,400,000           1,426,340


14 | OPPENHEIMER REAL ASSET FUND


                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES Continued
 MBNA Corp., 5.625% Nts., 11/30/07                                                $   500,000        $    539,315
------------------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.:
 4% Nts., Series B, 11/15/07                                                          410,000             424,409
 4.125% Nts., Series C, 1/15/09                                                       590,000             605,757
                                                                                                     -------------
                                                                                                       22,025,882

------------------------------------------------------------------------------------------------------------------
 INSURANCE--1.9%
 AXA Financial, Inc., 9% Sr. Unsec. Nts., 12/15/04                                  2,200,000           2,321,070
------------------------------------------------------------------------------------------------------------------
 Hartford Life, Inc., 6.90% Unsec. Nts., 6/15/04                                    2,150,000           2,183,015
------------------------------------------------------------------------------------------------------------------
 John Hancock Global Funding II, 5% Nts., 7/27/07 3                                   760,000             817,401
------------------------------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                  1,130,000           1,151,026
------------------------------------------------------------------------------------------------------------------
 Monumental Global Funding II, 3.85% Nts., 3/3/08 3                                 1,120,000           1,145,598
------------------------------------------------------------------------------------------------------------------
 Prime Property Funding II, 7% Nts., 8/15/04 3                                      1,000,000           1,024,174
------------------------------------------------------------------------------------------------------------------
 Teachers Insurance and Annuity Association Global Markets,
 3.875% Sr. Unsec. Nts., 1/22/08 3                                                  1,750,000           1,806,758
                                                                                                     -------------
                                                                                                       10,449,042

------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--1.1%
 CarrAmerica Realty Corp., 7.20% Sr. Unsec. Sub. Nts., 7/1/04                       1,825,000           1,859,547
------------------------------------------------------------------------------------------------------------------
 EOP Operating LP, 7.75% Unsec. Nts., 11/15/07                                        390,000             452,572
------------------------------------------------------------------------------------------------------------------
 Equity Residential Properties Trust, 7.50% Unsec. Unsub. Nts., 4/15/04               180,000             181,220
------------------------------------------------------------------------------------------------------------------
 ERP Operating LP, 7.10% Unsec. Nts., 6/23/04                                       1,705,000           1,733,985
------------------------------------------------------------------------------------------------------------------
 Regency Centers LP, 7.40% Nts., 4/1/04                                               690,000             693,425
------------------------------------------------------------------------------------------------------------------
 Spieker Properties LP, 6.80% Unsec. Unsub. Nts., 5/1/04                            1,100,000           1,108,586
                                                                                                     -------------
                                                                                                        6,029,335

------------------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.8%
 Countrywide Home Loans, Inc.:
 5.25% Nts., Series J, 6/15/04                                                      1,400,000           1,415,704
 5.50% Nts., Series K, 2/1/07 2                                                       635,000             684,734
 6.51% Nts., Series F, 2/11/05                                                        250,000             261,283
 6.84% Nts., Series F, 10/22/04                                                        50,000              51,701
 6.85% Nts., 6/15/04                                                                   37,000              37,582
------------------------------------------------------------------------------------------------------------------
 Washington Mutual Finance Corp., 7.375% Sr. Unsec. Nts., 9/1/04                    1,800,000           1,855,456
                                                                                                     -------------
                                                                                                        4,306,460

------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--1.7%
------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.2%
 Anthem, Inc., 4.875% Unsub. Nts., 8/1/05                                             420,000             438,160
------------------------------------------------------------------------------------------------------------------
 Cardinal Health, Inc., 4.45% Nts., 6/30/05                                           370,000             382,882
                                                                                                     -------------
                                                                                                          821,042
15 | OPPENHEIMER REAL ASSET FUND


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--1.5%
 Abbott Laboratories, 5.125% Unsec. Nts., 7/1/04                                  $ 2,329,000        $  2,358,709
------------------------------------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                                        875,000             926,832
------------------------------------------------------------------------------------------------------------------
 Pfizer, Inc., 3.625% Nts., 11/1/04                                                 2,500,000           2,540,283
------------------------------------------------------------------------------------------------------------------
 Wyeth, 6.125% Nts., 3/15/04                                                        2,300,000           2,303,728
                                                                                                     -------------
                                                                                                        8,129,552

------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--1.6%
------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.3%
 Boeing Capital Corp., 6% Sr. Nts., Series X, 5/25/04                                 650,000             656,219
------------------------------------------------------------------------------------------------------------------
 United Technologies Corp., 6.625% Unsec. Sub. Nts., 11/15/04                         800,000             829,250
                                                                                                     -------------
                                                                                                        1,485,469

------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.0%
 3M Co., 4.25% Nts., Series C, 9/1/04                                                 695,000             705,500
------------------------------------------------------------------------------------------------------------------
 General Electric Capital Corp., 5.375% Nts., Series A, 4/23/04                     2,200,000           2,213,092
------------------------------------------------------------------------------------------------------------------
 Textron Financial Corp.:
 5.65% Nts., Series E, 3/26/04                                                        250,000             250,672
 7.125% Nts., 12/9/04                                                               2,005,000           2,084,677
                                                                                                     -------------
                                                                                                        5,253,941

------------------------------------------------------------------------------------------------------------------
 MACHINERY--0.2%
 Deere & Co., 6.55% Sr. Unsec. Nts., 7/15/04                                          210,000             213,844
------------------------------------------------------------------------------------------------------------------
 Ingersoll-Rand Co., 5.80% Sr. Unsec. Nts., 6/1/04                                  1,000,000           1,011,028
                                                                                                     -------------
                                                                                                        1,224,872

------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.1%
 Burlington Northern Santa Fe Corp., 8.625% Sr. Unsec. Nts., 11/1/04                  600,000             622,658
------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--0.3%
------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
 Texas Instruments, Inc., 7% Sr. Unsec. Nts., 8/15/04                               1,400,000           1,436,662
------------------------------------------------------------------------------------------------------------------
 MATERIALS--0.1%
------------------------------------------------------------------------------------------------------------------
 CHEMICALS--0.0%
 Dow Chemical Corp., 5.25% Sr. Unsec. Sub. Nts., 5/14/04                              109,000             109,672
------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.1%
 Westvaco Corp., 6.85% Unsec. Unsub. Nts., 11/15/04                                   350,000             361,625
------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.9%
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
------------------------------------------------------------------------------------------------------------------
 Alltel Corp., 7.25% Nts., 4/1/04                                                   2,150,000           2,160,030
------------------------------------------------------------------------------------------------------------------
 Ameritech Capital Funding, 6.30% Unsec. Sub. Nts., 10/15/04                          500,000             514,558
------------------------------------------------------------------------------------------------------------------
 British Telecommunications plc, 6.75% Unsec. Bonds, 10/28/04                       1,500,000           1,551,506
------------------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 7.625% Sr. Unsub. Nts., 8/15/08                         515,000             550,983


16 | OPPENHEIMER REAL ASSET FUND


                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 GTE North, Inc., 6.40% Debs., Series E, 2/15/05                                  $   605,000        $    633,711
------------------------------------------------------------------------------------------------------------------
 NYNEX Capital Funding Co., 8.75% Nts., Series B, 12/1/04                             600,000             626,933
------------------------------------------------------------------------------------------------------------------
 Pacific Bell, 7% Nts., 7/15/04                                                        50,000              51,065
------------------------------------------------------------------------------------------------------------------
 Verizon Wireless, Inc., 5.375% Unsub. Nts., 12/15/06                                 860,000             924,819
                                                                                                     -------------
                                                                                                        7,013,605

------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.6%
 Vodafone Group plc:
 3.95% Unsec. Nts., 1/30/08                                                           860,000             883,850
 7.625% Jr. Unsec. Nts., 2/15/05                                                    2,432,000           2,574,515
                                                                                                     -------------
                                                                                                        3,458,365

------------------------------------------------------------------------------------------------------------------
 UTILITIES--3.3%
------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.2%
 Alabama Power Co., 4.875% Sr. Unsec. Nts., Series N, 9/1/04                        2,000,000           2,036,234
------------------------------------------------------------------------------------------------------------------
 Cinergy Corp., 6.25% Unsec. Sub. Debs., 9/1/04                                       429,000             437,983
------------------------------------------------------------------------------------------------------------------
 Consolidated Edison Co. of New York, Inc., 7.625% Unsec. Debs.,
 Series 92B, 3/1/04                                                                 1,000,000           1,000,000
------------------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                        615,000             664,027
------------------------------------------------------------------------------------------------------------------
 FPL Group Capital, Inc., 6.875% Unsec. Debs., 6/1/04                               2,455,000           2,487,602
------------------------------------------------------------------------------------------------------------------
 Midamerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                            910,000             955,218
------------------------------------------------------------------------------------------------------------------
 Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                        1,405,000           1,436,894
------------------------------------------------------------------------------------------------------------------
 Pennsylvania Electric Co., 5.75% Sr. Unsec. Nts., 4/1/04                           1,135,000           1,138,969
------------------------------------------------------------------------------------------------------------------
 Progress Energy, Inc.:
 6.55% Sr. Unsec. Nts., 3/1/04                                                      1,085,000           1,085,000
 6.75% Sr. Nts., 3/1/06                                                               465,000             504,893
                                                                                                     -------------
                                                                                                       11,746,820

------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.9%
 Consolidated Natural Gas Co., 7.25% Sr. Unsec. Nts., 10/1/04                       2,300,000           2,373,851
------------------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 3.20% Nts., 11/1/06                                          680,000             696,138
------------------------------------------------------------------------------------------------------------------
 Sempra Energy, 6.925% Sr. Unsec. Unsub. Nts., 7/1/04                               1,870,000           1,902,489
                                                                                                     -------------
                                                                                                        4,972,478

------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.2%
 Duke Energy Corp., 8.25% Nts., 10/15/04                                              900,000             932,857
                                                                                                     -------------
 Total Corporate Bonds and Notes (Cost $149,280,216)                                                  150,372,157

------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--20.6%
------------------------------------------------------------------------------------------------------------------
 AB Svensk Exportkredit, Goldman Sachs Commodity Index Excess
 Return Linked Nts., 0.48%, 12/2/04 8                                              13,000,000          17,620,200


17 | OPPENHEIMER REAL ASSET FUND


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------
 AIG, Goldman Sachs Commodity Index Total Return Linked Nts.,
 1.17%, 1/28/058                                                                  $15,000,000        $ 16,061,084
------------------------------------------------------------------------------------------------------------------
 Business Development Bank of Canada, Goldman Sachs Commodity
 Index Non Energy Excess Return Linked Nts., 1.10%, 4/23/04 8                       3,000,000           5,094,000
------------------------------------------------------------------------------------------------------------------
 Cargill, Inc., Goldman Sachs Commodity Index Total Return Linked Nts.:
 1.189%, 3/4/05 8                                                                  23,000,000          25,955,311
 1.57%, 3/22/04 8                                                                   9,000,000          20,284,940
------------------------------------------------------------------------------------------------------------------
 Core Investment Grade Bond Trust I Pass-Through Certificates,
 Series 2002-1, 4.727%, 11/30/07                                                    9,700,000          10,241,309
------------------------------------------------------------------------------------------------------------------
 Koch Supply & Trading LP, Goldman Sachs Energy Total Return
 Linked Nts., 1.04%, 4/30/04 4,8                                                    4,000,000           7,638,912
------------------------------------------------------------------------------------------------------------------
 Sempra Energy Trading Corp., Goldman Sachs Commodity Index
 Total Return Linked Nts., 1.08%, 6/9/04 4,8                                        5,500,000           8,386,400
                                                                                                     -------------
 Total Structured Notes (Cost $82,392,482)                                                            111,282,156

                                                           DATE            STRIKE   CONTRACTS
------------------------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.1%
------------------------------------------------------------------------------------------------------------------
 Crude Oil Futures, 4/20/04 Put 9                         4/15/04          $34.00         125             113,750
------------------------------------------------------------------------------------------------------------------
 Natural Gas Futures, 4/25/04 Call 9                      4/27/04            5.50         100             300,000
                                                                                                     -------------
 Total Options Purchased (Cost $365,844)                                                                  413,750

                                                                                    PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--13.7%
------------------------------------------------------------------------------------------------------------------
 Amsterdam Funding Corp., 1.03%, 3/16/04                                          $ 5,000,000           4,997,854
------------------------------------------------------------------------------------------------------------------
 Barton Capital Corp., 1.03%, 4/5/04                                                5,000,000           4,994,993
------------------------------------------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A, 1.05%, 3/23/04               2,000,000           1,998,717
------------------------------------------------------------------------------------------------------------------
 Crown Point Capital Co., 1.05%, 4/8/04                                             5,000,000           4,994,458
------------------------------------------------------------------------------------------------------------------
 Eiffel Funding LLC, 1.04%, 4/16/04                                                 5,000,000           4,993,356
------------------------------------------------------------------------------------------------------------------
 Fairway Finance Corp., 1.04%, 5/10/04                                              5,000,000           4,989,250
------------------------------------------------------------------------------------------------------------------
 Galaxy Funding, Inc., 1.05%, 5/17/04                                               4,576,000           4,565,320
------------------------------------------------------------------------------------------------------------------
 Gemini Securitization Corp., 1.03%, 3/26/04                                        5,000,000           4,996,424
------------------------------------------------------------------------------------------------------------------
 GOVCO, Inc., 1.04%, 5/3/04                                                         5,000,000           4,990,375
------------------------------------------------------------------------------------------------------------------
 Neptune Funding Corp., 1.07%, 4/12/04                                              5,000,000           4,993,758
------------------------------------------------------------------------------------------------------------------
 Scaldis Capital LLC, 1.05%, 4/22/04                                                3,831,000           3,825,190
------------------------------------------------------------------------------------------------------------------
 Sheffield Receivables Corp., 1.04%, 3/16/04                                        4,690,000           4,687,968
------------------------------------------------------------------------------------------------------------------
 Steamboat Funding Corp., 1.03%, 3/19/04                                            4,367,000           4,364,751
------------------------------------------------------------------------------------------------------------------
 Victory Receivables Corp., 1.07%, 4/21/04                                          4,589,000           4,582,044
------------------------------------------------------------------------------------------------------------------
 Windmill Funding Corp., 1.02%, 3/17/04                                             5,000,000           4,997,733
------------------------------------------------------------------------------------------------------------------
 Yorktown Capital LLC, 1.03%, 4/19/04                                               5,000,000           4,992,985
                                                                                                     -------------
 Total Short-Term Notes (Cost $73,966,736)                                                             73,965,176


18 | OPPENHEIMER REAL ASSET FUND


                                                                                   PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--23.1% 10
------------------------------------------------------------------------------------------------------------------
 Undivided interest of 25.41% in joint repurchase agreement (Principal Amount/
 Market Value $490,448,000) with DB Alex Brown LLC, 0.99%, dated 2/27/04, to be repurchased at $124,655,283 on 3/1/04, collateralized by U.S. Treasury Bonds,
 3.625%--3.875%, 4/15/28--4/15/29, with a value of $501,704,285 (Cost
 $124,645,000)                                                                   $124,645,000        $124,645,000

------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $610,806,523)                                        118.3%        638,642,776
------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (18.3)        (99,004,394)
                                                                                  --------------------------------
 NET ASSETS                                                                             100.0%       $539,638,382
                                                                                  ================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Identifies issues considered to be illiquid. See Note 8 of Notes to Financial Statements.
2. Securities with an aggregate market value of $23,132,321 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,939,615 or 1.66% of the Fund's net assets as of February 29, 2004.
4. Represents the current interest rate for a variable or increasing rate security.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $454,190 or 0.08% of the Fund's net assets as of February 29, 2004.
6. When-issued security to be delivered and settled after February 29, 2004. See
Note 1 of Notes to Financial Statements.
7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:


                               CONTRACTS   EXPIRATION   EXERCISE    PREMIUM   MARKET VALUE
 CALLS                   SUBJECT TO CALL        DATES      PRICE   RECEIVED     SEE NOTE 1
------------------------------------------------------------------------------------------
 Natural Gas Futures, 4/28/04        100      4/27/04      $100    $ 99,625       $140,000
                                                                   -----------------------
                               CONTRACTS
 PUTS                     SUBJECT TO PUT
------------------------------------------------------------------------------------------

 Coffee Futures, 5/18/04              40      3/12/04        70      11,100          3,300
 Crude Oil Futures, 4/20/04          125      4/15/04        30      24,531         20,000
                                                                   -----------------------
                                                                     35,631         23,300
                                                                   -----------------------
                                                                   $135,256       $163,300
                                                                   =======================

8. Security is linked to the Goldman Sachs Commodity Index. The index currently contains multiple commodities from the sectors of energy, metals and agricultural products. Individual components qualify for the inclusion in the index based on liquidity and are weighted by their respective world production quantities.
9. Non-income producing security.
10. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 February 29, 2004
--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (including cost and market value of
 $124,645,000 in repurchase agreements) (cost $610,806,523)--
 see accompanying statement                                        $638,642,776
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                   6,308,065
 Interest and principal paydowns                                      3,232,699
 Futures margins                                                      2,615,453
 Swap contracts                                                         120,862
 Other                                                                    7,376
                                                                   -------------
 Total assets                                                       650,927,231

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Bank overdraft                                                         445,802
--------------------------------------------------------------------------------
 Options written, at value (premiums received $135,256)--
 see accompanying statement                                             163,300
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased on a when-issued basis                       109,406,129
 Shares of beneficial interest redeemed                                 927,381
 Distribution and service plan fees                                     181,291
 Transfer and shareholder servicing agent fees                           79,841
 Shareholder communications                                              37,756
 Trustees' compensation                                                   7,394
 Other                                                                   39,955
                                                                   -------------
 Total liabilities                                                  111,288,849

--------------------------------------------------------------------------------
 NET ASSETS                                                        $539,638,382
                                                                   =============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Par value of shares of beneficial interest                        $     64,255
--------------------------------------------------------------------------------
 Additional paid-in capital                                         477,958,300
--------------------------------------------------------------------------------
 Accumulated net investment loss                                        (28,082)
--------------------------------------------------------------------------------
 Accumulated net realized gain on investments                        16,993,565
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                          44,650,344
                                                                   -------------
 NET ASSETS                                                        $539,638,382
                                                                   =============


20 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $394,116,657 and 46,866,835
 shares of beneficial interest outstanding)                               $8.41
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                            $8.92
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $48,190,678
 and 5,754,204 shares of beneficial interest outstanding)                 $8.37
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $63,181,212
 and 7,574,370 shares of beneficial interest outstanding)                 $8.34
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $3,942,385
 and 470,486 shares of beneficial interest outstanding)                   $8.38
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $30,207,450 and
 3,588,850 shares of beneficial interest outstanding)                     $8.42


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended February 29, 2004
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                            $3,301,344

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                      1,926,421
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                348,493
 Class B                                                                196,839
 Class C                                                                227,724
 Class N                                                                  6,460
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                333,737
 Class B                                                                 80,575
 Class C                                                                 77,447
 Class N                                                                  6,260
 Class Y                                                                  5,201
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                 33,519
 Class B                                                                  6,959
 Class C                                                                  6,180
 Class N                                                                    410
--------------------------------------------------------------------------------
 Trustees' compensation                                                   7,269
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              2,140
--------------------------------------------------------------------------------
 Other                                                                   38,165
                                                                     -----------
 Total expenses                                                       3,303,799
 Less reduction to custodian expenses                                    (2,140)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                           (2,342)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class B                                                          (10,497)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                           (1,650)
                                                                     -----------
 Net expenses                                                         3,287,170

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   14,174


22 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain on:
 Investments (including premiums on options exercised)              $36,286,096
 Closing of futures contracts                                        14,502,170
 Closing and expiration of option contracts written                     356,058
                                                                    ------------
 Net realized gain                                                   51,144,324
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                           (506,640)
 Futures contracts                                                   13,336,989
                                                                    ------------
 Net change in unrealized appreciation                               12,830,349

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $63,988,847
                                                                    ============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


23 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                             FEBRUARY 29, 2004          AUGUST 31,
                                                                                    (UNAUDITED)              2003
------------------------------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------------------------------
 Net investment income                                                            $     14,174       $    783,826
------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                  51,144,324         29,067,435
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                              12,830,349         21,272,368
                                                                                  --------------------------------
 Net increase in net assets resulting from operations                               63,988,847         51,123,629

------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                               (51,683)        (1,303,888)
 Class B                                                                                    --            (43,213)
 Class C                                                                                    --            (29,456)
 Class N                                                                                    --             (6,191)
 Class Y                                                                               (64,204)          (148,718)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                            (9,145,145)                --
 Class B                                                                            (1,193,923)                --
 Class C                                                                            (1,408,839)                --
 Class N                                                                               (77,055)                --
 Class Y                                                                              (793,204)                --

------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                           117,361,536         54,035,053
 Class B                                                                             6,059,233          7,287,354
 Class C                                                                            20,995,831         15,042,430
 Class N                                                                             2,002,335          1,134,147
 Class Y                                                                             1,714,526         14,764,802

------------------------------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------------------------------
 Total increase                                                                    199,388,255        141,855,949
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                               340,250,127        198,394,178
                                                                                  --------------------------------
 End of period (including accumulated net investment income
 (loss) of $(28,082) and $73,631, respectively)                                   $539,638,382       $340,250,127
                                                                                  ================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


24 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                   YEAR
                                                   ENDED                                                  ENDED
                                       FEBRUARY 29, 2004                                              AUGUST 31,
CLASS A                                       (UNAUDITED)      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $7.51      $6.15      $6.93      $8.18      $5.74      $5.81
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .01        .03        .29        .45        .32        .20
 Net realized and unrealized gain (loss)            1.13       1.38       (.71)     (1.21)      2.40        .09
                                                   ---------------------------------------------------------------
 Total from investment operations                   1.14       1.41       (.42)      (.76)      2.72        .29
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 -- 1     (.05)      (.36)      (.43)      (.28)      (.36)
 Distributions from net realized gain               (.24)        --         --       (.06)        --         --
                                                   ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.24)      (.05)      (.36)      (.49)      (.28)      (.36)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $8.41      $7.51      $6.15      $6.93      $8.18      $5.74
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                15.54%     23.08%     (5.54)%    (9.83)%    48.55%      6.50%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $394,117   $238,828   $148,319   $117,331   $161,547   $109,328
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $296,905   $193,837   $115,458   $139,631   $126,143   $ 66,106
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                              0.17%      0.46%      4.73%      5.73%      4.81%      3.73%
 Total expenses                                     1.45% 4,5  1.49% 4    1.68% 4,5  1.51% 4    1.50% 4    1.82% 4
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              39%        61%        49%       105%        93%        86%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


25 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                   YEAR
                                                   ENDED                                                  ENDED
                                       FEBRUARY 29, 2004                                              AUGUST 31,
CLASS B                                       (UNAUDITED)      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $7.51      $6.16      $6.95      $8.20      $5.75      $5.76
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.03)      (.04)       .23        .40        .27        .16
 Net realized and unrealized gain (loss)            1.13       1.40       (.70)     (1.22)      2.40        .10
                                                   ---------------------------------------------------------------
 Total from investment operations                   1.10       1.36       (.47)      (.82)      2.67        .26
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --       (.01)      (.32)      (.37)      (.22)      (.27)
 Distributions from net realized gain               (.24)        --         --       (.06)        --         --
                                                   ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.24)      (.01)      (.32)      (.43)      (.22)      (.27)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $8.37      $7.51      $6.16      $6.95      $8.20      $5.75
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                14.98%     22.12%     (6.38)%   (10.49)%    47.44%      5.75%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $48,191    $37,589    $24,738    $21,321    $27,156    $18,690
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $39,622    $32,101    $20,032    $26,295    $21,416    $15,454
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                      (0.73)%    (0.41)%     4.10%      4.99%      4.03%      2.95%
 Total expenses                                     2.41%      2.44%      2.45%      2.27%      2.27%      2.58%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                 2.36%      2.36%       N/A 3,4    N/A 3      N/A 3      N/A 3
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              39%        61%        49%       105%        93%        86%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


26 | OPPENHEIMER REAL ASSET FUND

                                              SIX MONTHS                                                   YEAR
                                                   ENDED                                                  ENDED
                                       FEBRUARY 29, 2004                                              AUGUST 31,
CLASS C                                       (UNAUDITED)      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $7.48      $6.14      $6.93      $8.17      $5.73      $5.76
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.02)      (.03)       .23        .41        .27        .15
 Net realized and unrealized gain (loss)            1.12       1.38       (.70)     (1.22)      2.39        .11
                                                   ---------------------------------------------------------------
 Total from investment operations                   1.10       1.35       (.47)      (.81)      2.66        .26
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --       (.01)      (.32)      (.37)      (.22)      (.29)
 Distributions from net realized gain               (.24)        --         --       (.06)        --         --
                                                   ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.24)      (.01)      (.32)      (.43)      (.22)      (.29)
                                                   ---------------------------------------------------------------
 Net asset value, end of period                    $8.34      $7.48      $6.14      $6.93      $8.17      $5.73
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                15.04%     22.04%     (6.39)%   (10.43)%    47.43%      5.68%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $63,181    $36,531    $18,115    $12,588    $20,256    $15,965
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $45,913    $25,746    $11,771    $16,165    $16,536    $10,477
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                      (0.71)%    (0.43)%     3.99%      4.95%      4.03%      2.96%
 Total expenses                                     2.32%      2.40%      2.45%      2.26%      2.27%      2.58%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                  N/A 3     2.36%       N/A 3,4    N/A 3      N/A 3      N/A 3
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              39%        61%        49%       105%        93%        86%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


27 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                            YEAR
                                                   ENDED                            ENDED
                                       FEBRUARY 29, 2004                        AUGUST 31,
CLASS N                                       (UNAUDITED)      2003       2002       2001 1
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $7.50      $6.15      $6.99      $7.67
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                -- 2      .07        .30        .22
 Net realized and unrealized gain (loss)            1.12       1.36       (.78)      (.73)
                                                   ------------------------------------------
 Total from investment operations                   1.12       1.43       (.48)      (.51)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --       (.08)      (.36)      (.17)
 Distributions from net realized gain               (.24)        --         --         --
                                                   ------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.24)      (.08)      (.36)      (.17)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                    $8.38      $7.50      $6.15      $6.99
                                                   ==========================================

---------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                15.27%     23.63%     (6.47)%    (6.75)%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $3,942     $1,578       $314        $61
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $2,607     $1,001       $146        $14
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                      (0.24)%     0.27%      3.57%      5.95%
 Total expenses                                     1.97%      1.83%      1.94%      1.88%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         1.84%      1.63%       N/A  5,6   N/A  5
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                              39%        61%        49%       105%


1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


28 | OPPENHEIMER REAL ASSET FUND

                                              SIX MONTHS                                                   YEAR
                                                   ENDED                                                  ENDED
                                       FEBRUARY 29, 2004                                              AUGUST 31,
CLASS Y                                       (UNAUDITED)      2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $7.52      $6.15      $6.94      $8.16      $5.72      $5.81
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .02        .06        .32        .25        .36        .20
 Net realized and unrealized gain (loss)            1.14       1.39       (.73)      (.95)      2.38        .10
                                                   ---------------------------------------------------------------
 Total from investment operations                   1.16       1.45       (.41)      (.70)      2.74        .30
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.02)      (.08)      (.38)      (.46)      (.30)      (.39)
 Distributions from net realized gain               (.24)        --         --       (.06)        --         --
                                                   ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.26)      (.08)      (.38)      (.52)      (.30)      (.39)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $8.42      $7.52      $6.15      $6.94      $8.16      $5.72
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                15.80%     23.69%     (5.36)%    (9.21)%    49.20%      6.77%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $30,207    $25,724     $6,908     $1,741         $1         $1
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $25,335    $15,755     $3,420     $  868         $1         $1
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                              0.62%      0.83%      3.95%      6.46%      5.28%      3.88%
 Total expenses                                     1.00%      1.08%      1.27%      1.38% 3    1.09%      1.68%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                  N/A 4      N/A  4    1.26%      1.17%       N/A 4      N/A 4
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              39%        61%        49%       105%       93%         86%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


29 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. Effective March 15, 2004 the Fund will assess a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


30 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in commodity-linked structured notes whose market values and redemption prices are linked to commodity indices. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the overall commodities' markets and increases volatility of each note's market value relative to the change in the underlying commodity prices. Fluctuations in value of these securities related to the commodity exposure are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 29, 2004, the market value of these securities comprised 20.6% of the Fund's net assets, and resulted in unrealized gains of $28,889,674. The Fund also hedges a portion of the commodity exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of February 29, 2004, the Fund had entered into net when issued commitments of $109,406,129.
    In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal.


31 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


32 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       SIX MONTHS ENDED FEBRUARY 29, 2004      YEAR ENDED AUGUST 31, 2003
                                 SHARES            AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                        21,389,535      $166,541,699      34,470,741   $ 240,879,466
 Dividends and/or
 distributions reinvested     1,021,224         7,760,567         182,879       1,164,613
 Redeemed                    (7,349,375)      (56,940,730)    (26,972,700)   (188,009,026)
                             -------------------------------------------------------------
 Net increase                15,061,384      $117,361,536       7,680,920   $  54,035,053
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                         1,670,196      $ 12,975,717       4,589,002   $  32,275,935
 Dividends and/or
 distributions reinvested       136,876         1,037,523           6,070          38,017
 Redeemed                    (1,057,267)       (7,954,007)     (3,603,595)    (25,026,598)
                             -------------------------------------------------------------
 Net increase                   749,805      $  6,059,233         991,477   $   7,287,354
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                         3,552,843      $ 27,448,738       6,300,352   $  44,752,722
 Dividends and/or
 distributions reinvested       148,130         1,118,382           3,715          23,258
 Redeemed                    (1,009,988)       (7,571,289)     (4,370,436)    (29,733,550)
                             -------------------------------------------------------------
 Net increase                 2,690,985      $ 20,995,831       1,933,631   $  15,042,430
                             =============================================================

------------------------------------------------------------------------------------------
 CLASS N
 Sold                           303,565      $  2,335,877         310,503   $   2,241,096
 Dividends and/or
 distributions reinvested        10,161            77,023           1,012           6,180
 Redeemed                       (53,798)         (410,565)       (151,980)     (1,113,129)
                             -------------------------------------------------------------
 Net increase                   259,928      $  2,002,335         159,535   $   1,134,147
                             =============================================================


33 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                       SIX MONTHS ENDED FEBRUARY 29, 2004      YEAR ENDED AUGUST 31, 2003
                                 SHARES            AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
 CLASS Y
 Sold                         1,007,403      $  7,738,274       3,474,505   $  22,981,857
 Dividends and/or
 distributions reinvested        28,193           213,586           8,593          56,004
 Redeemed                      (868,188)       (6,237,334)     (1,184,394)     (8,273,059)
------------------------------------------------------------------------------------------
 Net increase                   167,408      $  1,714,526       2,298,704   $  14,764,802
                             =============================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $720,942,700 and $745,612,398, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average annual net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $479,854 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate


34 | OPPENHEIMER REAL ASSET FUND
 of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $2,218,750, $996,993 and $70,706, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A        CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END          DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
 SIX MONTHS           RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
 ENDED                DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
 February 29, 2004       $190,491              $804          $53,566          $24,173           $1,911
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures", debt securities "interest rate futures" and various commodities "commodity index futures" inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.


35 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FUTURES CONTRACTS Continued
    The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of February 29, 2004, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                                   EXPIRATION   NUMBER OF      VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                   DATES   CONTRACTS    FEBRUARY 29, 2004   (DEPRECIATION)
----------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 AGRICULTURE
 Corn                                 5/15/04         954         $ 14,453,100      $  931,885
 Cotton #2                             5/6/04         112            4,131,120         268,205
 Soybean                              5/14/04         283           13,265,625       2,093,189
 Wheat                        5/14/04-5/19/04         739           14,446,438         (75,547)
 ENERGY
 Brent Crude Oil                      4/15/04       1,303           41,539,640       3,015,274
 Crude Oil                            3/22/04       1,484           53,661,440       5,164,695
 Gas Oil                       3/11/04-4/8/04         447           12,108,900         418,799
 Heating Oil                          3/31/04         456           18,039,269         961,946
 Natural Gas                          3/29/04         527           28,542,320         658,594
 Unleaded Gasoline                    3/31/04         522           24,673,270       1,912,583
 LIVESTOCK
 Feeder Cattle                        4/29/04          50            2,137,500          24,213
 Lean Hogs                            4/15/04         270            6,698,700            (233)
 Live Cattle                          4/30/04         288            8,853,120         291,710


36 | OPPENHEIMER REAL ASSET FUND

                                                                                    UNREALIZED
                                   EXPIRATION   NUMBER OF      VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                   DATES   CONTRACTS    FEBRUARY 29, 2004   (DEPRECIATION)
----------------------------------------------------------------------------------------------
 INDUSTRIAL METALS
 Copper                               5/26/04         205         $  6,898,250    $   734,106
 London Metals Exchange
 Aluminum High Grade                  5/19/04         260           11,202,750        157,875
 London Metals Exchange Lead          5/19/04         165            3,704,250        250,006
 London Metals Exchange Nickel        5/19/04          45            3,924,450       (182,719)
 London Metals Exchange Zinc          5/19/04          15              427,125         10,194
 PRECIOUS METALS
 Gold 100 oz.                         4/28/04         149            5,912,320       (197,049)
 Platinum                             4/27/04          59            2,617,830        155,509
 Silver                               5/26/04          20              671,500         35,225
 SOFTS
 Cocoa                                5/13/04         143            2,245,100         61,594
 Sugar #11                            4/30/04         649            4,448,506        115,704
 GOVERNMENTS
 U.S. Treasury Nts., 10 yr.           3/22/04         124           14,306,500        421,989
                                                                                  ------------
                                                                                   17,227,747
                                                                                  ------------
 CONTRACTS TO SELL
 SOFTS
 Coffee, Cl. C                        5/18/04          71            2,043,469       (111,079)
 GOVERNMENTS
 U.S. Long Bonds                      6/21/04           2              224,875         (1,226)
 U.S. Treasury Nts., 2 yr.            6/30/04         528          113,272,500        (99,918)
 U.S. Treasury Nts., 5 yr.            6/21/04         577           64,858,406       (235,140)
 U.S. Treasury Nts., 10 yr.           6/21/04          63            7,174,125        (59,111)
                                                                                  ------------
                                                                                     (506,474)
                                                                                  ------------
                                                                                  $16,721,273
                                                                                  ============


--------------------------------------------------------------------------------
 6. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


37 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. OPTION ACTIVITY Continued
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended February 29, 2004 was as follows:

                                       CALL OPTIONS                 PUT OPTIONS
--------------------------------------------------------------------------------
                             NUMBER OF    AMOUNT OF    NUMBER OF      AMOUNT OF
                             CONTRACTS     PREMIUMS    CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
 Options outstanding as of
 August 31, 2003                   100    $  17,875          172     $  37,670
 Options written                 1,431      650,234          991       275,485
 Options closed or expired        (770)    (175,013)        (949)     (272,500)
 Options exercised                (661)    (393,471)         (49)       (5,024)
                                 -----------------------------------------------
 Options outstanding as of
 February 29, 2004                 100    $  99,625          165     $  35,631
                                 ===============================================

--------------------------------------------------------------------------------
 7. TOTAL RETURN SWAP CONTRACTS
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of February 29, 2004, the Fund had entered into the following total return swap agreements:

                                             PAID BY            RECEIVED BY
 SWAP                 NOTIONAL           THE FUND AT            THE FUND AT    TERMINATION      UNREALIZED
 COUNTERPARTY           AMOUNT     FEBRUARY 29, 2004      FEBRUARY 29, 2004           DATE    APPRECIATION
----------------------------------------------------------------------------------------------------------
                                                             Value of total
                                          One-Month               return of
                                      LIBOR less 50         Lehman Brothers
 Deutsche Bank    $14,328,922          basis points              CMBS Index        6/30/04        $120,862


38 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
 8. ILLIQUID SECURITIES
 As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was $1,635,588, which represents 0.30% of the Fund's net assets.

--------------------------------------------------------------------------------
 9. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.


39 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


40 | OPPENHEIMER REAL ASSET FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way,

Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustee includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)